INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 19,101,728
Net operating loss carryforwards expiration	2022-2036